Shareholder Fees {- Fidelity® New Jersey AMT Tax-Free Money Market Fund}	Jan. 29, 2022 USD ($)
11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-14 | Fidelity® New Jersey AMT Tax-Free Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none